Document And Entity Information	Feb. 28, 2025
Document Information [Line Items]
Entity, Registrant Name	ASSOCIATED CAPITAL GROUP, INC.
Document, Type	8-K
Document, Period End Date	Feb. 28, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-37387
Entity, Tax Identification Number	47-3965991
Entity, Address, Address Line One	191 Mason Street
Entity, Address, City or Town	Greenwich
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	629-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	AC
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0001642122